INCOME TAX - Reconciliation of statutory tax rate and effective tax rate (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of the differences between actual income tax expense and the PRC statutory tax rate
PRC enterprise income tax rate (as a percent)	25.00%	25.00%	25.00%
Non-PRC entities not subject to income tax (as a percent)	(21.40%)	(9.20%)	(14.80%)
Tax differential for entities in non-PRC jurisdiction (as a percent)	(1.40%)	(1.20%)	(0.80%)
Tax effect of current year permanent differences (as a percent)	1.50%	(1.30%)	0.00%
Expiration of unused net operating losses	(1.40%)	(10.10%)	(2.60%)
Change in valuation allowance (as a percent)	(8.70%)	(1.00%)	(5.20%)
Return to provision adjustment	2.70%	(0.10%)	0.20%
Effective tax rate (as a percent)	(3.70%)	2.10%	1.80%